NONCONTROLLING INTERESTS	12 Months Ended
Apr. 30, 2015
NONCONTROLLING INTERESTS [Abstract]
NONCONTROLLING INTERESTS

NOTE 6 • NONCONTROLLING INTERESTS

Interests in the Operating Partnership held by limited partners are represented by Units. The Operating Partnership’s income is allocated to holders of Units based upon the ratio of their holdings to the total Units outstanding during the period. Capital contributions, distributions, and profits and losses are allocated to noncontrolling interests in accordance with the terms of the Operating Partnership agreement.

IRET reflects noncontrolling interests in consolidated real estate entities on the balance sheet for the portion of properties consolidated by IRET that are not wholly owned by IRET. The earnings or losses from these properties attributable to the noncontrolling interests are reflected as net income attributable to noncontrolling interests — consolidated real estate entities in the Consolidated Statements of Operations. During the fourth quarter of fiscal year 2015, IRET - Jamestown Medical Building, LLC disposed of the sole property held by the entity. The Company’s noncontrolling interests — consolidated real estate entities at April 30, 2015 and 2014 were as follows:

	(in thousands)
	April 30, 2015	April 30, 2014
IRET-71 France, LLC	$8,630	$0
IRET-Cypress Court Apartments, LLC	1,089	1,127
IRET-RED 20, LLC	3,072	3,277
IRET-Williston Garden Apartments, LLC	3,090	2,804
IRET - Jamestown Medical Building, LLC	0	1,219
IRET - WRH 1, LLC	6,138	5,672
Mendota Properties LLC	7,294	7,333
WRH Holding, LLC	1,206	1,206

Noncontrolling interests — consolidated real estate entities	$30,519	$22,638